Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair value measurement

27. Fair Value Measurement

The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents		69,602	69,602	—	—
Financial assets - investments FVTPL - traded		240	240	—	—
Financial assets - investments FVTPL - not traded		436	—	—	436
Non-current financial assets - derivatives	19	577	—	577	—
Current financial assets - derivatives	19	3,633	—	3,633	—
Other current financial assets	19	749	—	749	—
Other non-current secured notes at FVTPL	19	3,182	—	—	3,182
Total assets		78,420	69,842	4,959	3,618

Current financial liabilities - derivatives	26	20	—	20	—
Non-current financial liabilities - derivatives	26	488	—	488	—
Total Liabilities		508	—	508	—

At December 31, 2022:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents		228,740	228,740	—	—
Financial assets - investments FVTPL - traded		443	443	—	—
Financial assets - investments FVTPL - not traded		339	—	—	339
Current financial assets - derivatives	19	2,795	—	2,795	—
Non-current financial assets - derivatives	19	5,694	—	5,694	—
Life insurance policies	19	27,908	—	27,908	—
Other non-current financial assets		733	—	733	—
Total assets		266,653	229,183	37,131	339

The fair value of current financial assets and other financial liabilities is measured by taking into consideration market parameters at the balance sheet date and using valuation techniques widely accepted in the financial business environment.

The fair value of foreign currency derivatives (forward contracts, currency swaps and options) is determined by considering the present value of future cash flows based on the forward exchange rates at the reporting date. The fair value of interest rate swaps is determined by considering the present value of the estimated future cash flows based on observable yield curves. The fair value of commodity swaps is tied to the market price of the underlying commodities Italian electricity "Prezzo Unico Nazionale" (PUN) and natural gas "Punto di Scambio Virtuale" (PSV-Day Ahead Price - Heren) at the balance sheet date.

Although cash and cash equivalents are measured at amortized cost, the value approximates fair value due to the short maturity of these instruments, which consist of bank current accounts. The fair value of other non-current financial assets is measured through other unobservable input in accordance with IFRS 13.

No borrowings of the Group are listed debt.

The following table presents the changes in level 3 instruments for the year ended December 31, 2023:

	Financial assets - investments FVTPL - not traded	Non-current secured notes at FVTPL	Total
	(EUR thousand)
At December 31, 2022	339	—	339
Additions	97	3,182	3,279
At December 31, 2023	436	3,182	3,618

The increase in non-current secured notes at FVTPL is related to a secured senior convertible promissory note amounting to EUR 3,182 thousand with maturity date June 14, 2028. The note has principal balance equal to the consideration paid by Stevanato Group for the note and accrue interest at 5% per annum from June 14, 2023 through November 27, 2023, and 6% per annum thereafter. The then outstanding principal and unpaid accrued interest of the note may be converted, at the option of the holder thereof, in whole or in part, into conversion shares upon the closing of any sale by the issuing company of its equity securities primarily for equity fundraising purposes. The note is measured at fair value to profit and loss since the contractual cash flows do not consist solely of payments of principal and accrued interest on the amount of principal to be repaid, but provide for the possible acquisition of equity instruments of the issuing company, considering the business opportunities and growth potential of this latter.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023. During the year ended December 31, 2022, the transfer between Level 1 and Level 3 for "Financial assets - investments FVTPL" was related to the distribution of the shares in Rani Therapeutics Holdings INC, listed on NASDAQ, from the investment fund Biologix Partners LP.

The fair value of the loans accounted for at amortized cost approximates their carrying amounts as of December 31, 2023 and 2022.